Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,967	$ 13,797
Less: accumulated depreciation	(12,066)	(10,242)
Property and equipment, net	2,901	3,555
Electronic and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,804	5,575
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	418	418
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,261	726
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,239	1,840
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,245	4,933
Advances on account of property and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 305